UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

EDGAR LOMAX VALUE FUND
Schedule of Investments at July 31, 2006 (Unaudited)

Shares	COMMON STOCKS - 95.54%	Value
	Banks - 2.22%
5,100	Wells Fargo & Co.	$368,934
	Capital Goods - 9.29%
4,000	Caterpillar, Inc.	283,480
9,600	General Dynamics Corp.	643,392
17,200	General Electric Co.	562,268
900	United Technologies Corp.	55,971
		1,545,111
	Consumer Durables & Apparel - 1.57%
3,700	The Black & Decker Corp.	260,887
	Consumer Services - 0.34%
1,600	McDonald's Corp.	56,624
	Diversified Financials - 18.16%
7,200	American Express Co.	374,832
6,900	Bank of America Corp.	355,557
12,400	Citigroup, Inc.	599,044
15,265	J.P. Morgan Chase & Co.	696,389
2,000	Lehman Brothers Holdings, Inc.	129,900
8,100	Merrill Lynch & Co., Inc.	589,842
1,800	The Goldman Sachs Group, Inc.	274,950
		3,020,514
	Energy - 7.75%
9,600	Chevron Corp.	631,488
9,700	Exxon Mobil Corp.	657,078
		1,288,566
	Food, Beverages & Tobacco - 4.83%
10,050	Altria Group, Inc.	803,698
	Health Care Equipment & Services - 2.90%
4,000	Cigna Corp.	365,000
2,400	HCA, Inc.	117,984
		482,984
	Household & Personal Products - 1.93%
11,100	Avon Products, Inc.	321,789
	Insurance - 4.98%
4,700	American International Group, Inc.	285,149
6,400	The Hartford Financial Services Group, Inc.	542,976
		828,125
	Materials - 7.95%
3,500	Allegheny Technologies, Inc.	223,615
14,238	E. I. du Pont de Nemours and Co.	564,679
7,300	The Dow Chemical Co.	252,434
4,800	Weyerhaeuser Co.	281,568
		1,322,296
	Pharmaceuticals & Biotechnology - 12.71%
13,800	Bristol-Myers Squibb Co.	330,786
23,500	Merck & Co., Inc.	946,345
32,200	Pfizer, Inc.	836,878
		2,114,009
	Technology Hardware & Equipment - 1.81%
3,900	International Business Machines Corp.	301,899
	Telecommunication Services - 10.48%
30,700	AT&T, Inc.	920,693
24,300	Verizon Communications, Inc.	821,826
		1,742,519
	Transportation - 1.36%
5,200	Norfolk Southern Corp.	225,784
	Utilities - 7.26%
14,800	American Electric Power Co., Inc.	534,576
800	Entergy Corp.	61,680
4,300	Exelon Corp.	248,970
10,725	The Southern Co.	362,291
		1,207,517

	TOTAL COMMON STOCKS (Cost $14,198,682)	15,891,256

	SHORT-TERM INVESTMENTS - 3.96%
354,447	Federated Cash Trust Money Market Fund	354,447
304,306	SEI Daily Income Treasury Government Fund - Class B	304,306
	TOTAL SHORT-TERM INVESTMENTS (Cost $658,753)	658,753

	Total Investments in Securities (Cost $14,857,435) - 99.50%	16,550,009
	Other Assets in Excess of Liabilities - 0.50%	83,152
	NET ASSETS - 100.00%	$16,633,161

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments	$14,898,003

Gross unrealized appreciation	$2,284,088
Gross unrealized depreciation	(632,082)
Net unrealized appreciation	$1,652,006

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 09/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric M. Banhazl
Eric M. Banhazl, President

Date 09/26/06

By (Signature and Title)* /s/Douglas G. Hess
Douglas G. Hess, Treasurer

Date 09/26/06

* Print the name and title of each signing officer under his or her signature.